2. Investment Securities (Details 1) (USD $)	Dec. 31, 2012
Available for sale Securities
Amortized Cost
Due in one year or less, Amortized Cost	$ 4,088,947
Due from one to five years, Amortized Cost	36,536,874
Amortization Cost of Debt	40,625,821
Fair Value
Due in one year or less, fair value	4,104,324
Due from one to five years, fair value	36,781,735
Fair value of debt	40,886,059
Held to maturity Securities
Amortized Cost
Due in one year or less, Amortized Cost	32,741,241
Due from one to five years, Amortized Cost	3,849,709
Due from five to ten years, Amortized Cost	1,916,266
Due after ten years, Amortized Cost	3,358,339
Amortization Cost of Debt	41,865,555
Fair Value
Due in one year or less, fair value	32,741,000
Due from one to five years, fair value	3,956,000
Due from five to ten years, fair value	2,023,000
Due after ten years, fair value	3,571,000
Fair value of debt	$ 42,291,000